Income taxes (Schedule of the Provision for Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current tax benefit/(expenses)	¥ (5,378)		¥ 14,027	¥ (50,134)
Deferred tax benefit	56,358		34,759	12,046
Income tax benefit/(expenses)	¥ 50,980	$ 7,349	¥ 48,786	¥ (38,088)